COMMITMENTS AND CONTINGENCIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Commitments to acquire items of property, plant and equipment	€ 62	€ 1,086